DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Amount of payable owed to former officer and director, exchanged for assets sold			$ 1,500,000
Revenues		$ 20,684
Operating expenses:
Selling, general and administrative		63,872
Depreciation
Loss on disposal of assets		15,704
Total operating expenses		79,576
Loss from discontinued operations, before income taxes		(58,892)
Provision for income taxes
Loss from discontinued operations, net of income taxes		$ (58,892)